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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                              601 Congress Street
                             Boston, MA 02210-2805
August 22, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4
     File No. 333-xxxxxx

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred variable annuity contract ("Venture (R) Opportunity A-Series Variable Annuity Contract") to be issued by the Company.

     An additional pre-effective amendment will be filed on or before October 31, 2011 to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities